Income Taxes - Deferred Income Tax Assets and Liabilities Recognized (Detail) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2022		Dec. 31, 2021
Deferred Tax Assets And Liabilities [line items]
Opening Balance		$ (100)		$ (214)
Recovery (Expense) Recognized In Net Earnings		(794)		(6,849)
Recovery (Expense) Recognized In OCI		155		6,857
Recovery (Expense) Recognized In Shareholders' Equity		503		106
Closing Balance		(236)		(100)
Non-capital loss carryforwards [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		6,967	[1]	5,894
Recovery (Expense) Recognized In Net Earnings		2,339	[1]	967
Recovery (Expense) Recognized In Shareholders' Equity		503	[1]	106
Closing Balance	[1]	9,809		6,967
Capital losses carryforward [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		0		761
Recovery (Expense) Recognized In Net Earnings				0
Recovery (Expense) Recognized In OCI				(761)
Closing Balance				0
Deferred tax assets other [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		1,325	[2]	5,500
Recovery (Expense) Recognized In Net Earnings		92	[2]	(4,175)
Recovery (Expense) Recognized In OCI	[2]	192
Closing Balance	[2]	1,609		1,325
Interest capitalized for accounting [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(87)		(87)
Closing Balance		(87)		(87)
Debt financing fees
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(737)	[3]	(728)
Recovery (Expense) Recognized In Net Earnings		19	[3]	(9)
Recovery (Expense) Recognized In Shareholders' Equity				0
Closing Balance	[3]	(718)		(737)
Kutcho convertible note [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		0
Recovery (Expense) Recognized In Net Earnings		112
Recovery (Expense) Recognized In OCI		(112)
Closing Balance				0
Unrealized gains on long term investments [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(170)		(7,808)
Recovery (Expense) Recognized In Net Earnings		28		20
Recovery (Expense) Recognized In OCI		75		7,618
Closing Balance		(67)		(170)
Mineral stream interest [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(7,298)	[4]	(3,532)
Recovery (Expense) Recognized In Net Earnings		(3,346)	[4]	(3,766)
Closing Balance	[4]	(10,644)		(7,298)
Foreign withholding tax [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance		(100)		(214)
Recovery (Expense) Recognized In Net Earnings		(38)		114
Closing Balance		$ (138)		$ (100)

[1]	As at June 30, 2022, the Company had recognized the tax effect on $36 million of non-capital losses against deferred tax liabilities.
[2]	Other includes capital assets, cobalt inventory, charitable donation carryforward, and PSU and pension liabilities.
[3]	Debt and share financing fees are deducted over a five year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.
[4]	The Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production basis as described in Note 4.2.